EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS — EQUITY FUNDS

SUPPLEMENT DATED AUGUST 18, 2008 TO PROSPECTUS DATED JULY 31, 2008

The following replaces the seventh paragraph under Fund Management on Page 36 of the Prospectus:

Effective August 6, 2008, the managers for the Large Cap Value Fund are Betsy Turner, Senior Vice President of Northern Trust, and Stephen G. Atkins, Douglas McEldowney and Donna Renaud, each a Vice President of Northern Trust. Ms. Turner has been a manager since January 2004, Mr. Atkins since September 2004, Mr. McEldowney since August 2008 and Ms. Renaud since March 2007. Ms. Turner and Mr. Atkins both joined Northern Trust in May 2000, Mr. McEldowney joined in 2006 and Ms. Renaud joined in August 2004. Since joining Northern Trust, each has managed various equity and fixed-income portfolios. From 1999 to 2003, Mr. McEldowney served as a portfolio manager at Invesco Funds Group and from 2003 to 2006, at Franklin Templeton. From 1999 to 2004, Ms. Renaud was President of Renaud Asset Management Advisors, Inc., where she also served as a portfolio manager.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-1380 northerninstitutionalfunds.com	LCV SPT 8/08

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

Supplement dated August 18, 2008 to Statement of Additional Information dated July 31, 2008

The following information is added to the “Portfolio Managers” section beginning on page 76:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Large Cap Value Fund	Stephen G. Atkins, Donna Renaud, Douglas McEldowney and Betsy Turner

Accounts Managed by the Portfolio Managers

The table below discloses accounts within each type of category listed below for which Douglas McEldowney is jointly and primarily responsible for day-to-day portfolio management as of July 31, 2008.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Disclosure of Securities Ownership:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Douglas McEldowney**	Large Cap Value Fund	$0
**	Information is as of July 31, 2008